UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08189

J.P. Morgan Fleming Mutual Fund Group, Inc.

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: June 30

Date of reporting period: March 31, 2016

ITEM 1. SCHEDULE OF INVESTMENTS.

J.P. Morgan Fleming Mutual Fund Group, Inc.

Schedule of Portfolio Investments as of March 31, 2016

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2016.

JPMorgan Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 95.8%
Consumer Discretionary — 17.7%
	Distributors — 1.1%
1,707	Genuine Parts Co.	169,595

	Hotels, Restaurants & Leisure — 1.2%
3,449	Hilton Worldwide Holdings, Inc.	77,673
1,481	Marriott International, Inc., Class A	105,443

		183,116

	Household Durables — 3.2%
3,687	Jarden Corp. (a)	217,352
1,413	Mohawk Industries, Inc. (a)	269,699

		487,051

	Internet & Catalog Retail — 1.2%
1,694	Expedia, Inc.	182,597

	Media — 2.5%
1,867	CBS Corp. (Non-Voting), Class B	102,858
2,765	DISH Network Corp., Class A (a)	127,929
4,485	TEGNA, Inc.	105,223
2,844	Time, Inc.	43,918

		379,928

	Multiline Retail — 2.1%
4,274	Kohl’s Corp.	199,194
2,143	Nordstrom, Inc.	122,575

		321,769

	Specialty Retail — 4.9%
209	AutoZone, Inc. (a)	166,167
2,641	Bed Bath & Beyond, Inc. (a)	131,110
4,422	Best Buy Co., Inc.	143,464
5,478	Gap, Inc. (The)	161,054
1,978	Tiffany & Co.	145,131

		746,926

	Textiles, Apparel & Luxury Goods — 1.5%
1,530	PVH Corp.	151,592
1,067	V.F. Corp.	69,123

		220,715

	Total Consumer Discretionary	2,691,697

Consumer Staples — 5.6%
	Beverages — 2.0%
849	Constellation Brands, Inc., Class A	128,219
1,886	Dr. Pepper Snapple Group, Inc.	168,678

		296,897

	Food & Staples Retailing — 1.7%
4,941	Kroger Co. (The)	188,987
8,842	Rite Aid Corp. (a)	72,060

		261,047

	Food Products — 0.7%
561	Hershey Co. (The)	51,640
600	TreeHouse Foods, Inc. (a)	52,076

		103,716

	Household Products — 0.4%
1,543	Energizer Holdings, Inc.	62,491

	Personal Products — 0.8%
1,554	Edgewell Personal Care Co.	125,173

	Total Consumer Staples	849,324

Energy — 6.1%
	Oil, Gas & Consumable Fuels — 6.1%
10,169	Columbia Pipeline Group, Inc.	255,239
7,567	Energen Corp.	276,889
3,862	EQT Corp.	259,759
2,924	PBF Energy, Inc., Class A	97,079
4,179	Southwestern Energy Co. (a)	33,722

	Total Energy	922,688

Financials — 29.8%
	Banks — 6.2%
5,305	Citizens Financial Group, Inc.	111,149
11,271	Fifth Third Bancorp	188,116
1,752	First Republic Bank	116,762
6,035	Huntington Bancshares, Inc.	57,574
2,143	M&T Bank Corp.	237,922
5,028	SunTrust Banks, Inc.	181,424
1,631	Zions Bancorporation	39,475

		932,422

	Capital Markets — 4.0%
921	Ameriprise Financial, Inc.	86,573
3,935	Invesco Ltd.	121,089
1,751	Legg Mason, Inc.	60,721
1,450	Northern Trust Corp.	94,518
1,582	Raymond James Financial, Inc.	75,340
2,309	T. Rowe Price Group, Inc.	169,653

		607,894

	Consumer Finance — 0.6%
4,995	Ally Financial, Inc. (a)	93,510

	Insurance — 7.9%
176	Alleghany Corp. (a)	87,372
598	Chubb Ltd., (Switzerland)	71,229
4,083	Hartford Financial Services Group, Inc. (The)	188,133
6,215	Loews Corp.	237,788
3,316	Marsh & McLennan Cos., Inc.	201,575
2,066	Progressive Corp. (The)	72,598

JPMorgan Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Insurance — Continued
4,150	Unum Group	128,316
787	W.R. Berkley Corp.	44,210
4,448	XL Group plc, (Ireland)	163,686

		1,194,907

	Real Estate Investment Trusts (REITs) — 11.1%
2,601	American Campus Communities, Inc.	122,497
4,667	American Homes 4 Rent, Class A	74,202
926	AvalonBay Communities, Inc.	176,118
1,110	Boston Properties, Inc.	141,035
5,251	Brixmor Property Group, Inc.	134,535
233	Essex Property Trust, Inc.	54,428
3,674	General Growth Properties, Inc.	109,216
2,367	HCP, Inc.	77,129
6,194	Kimco Realty Corp.	178,273
441	LaSalle Hotel Properties	11,170
3,922	Outfront Media, Inc.	82,756
3,699	Rayonier, Inc.	91,293
1,517	Regency Centers Corp.	113,545
2,225	Starwood Property Trust, Inc.	42,119
1,683	Vornado Realty Trust	158,903
3,898	Weyerhaeuser Co.	120,750

		1,687,969

	Total Financials	4,516,702

Health Care — 4.8%
	Health Care Providers & Services — 4.8%
1,898	AmerisourceBergen Corp.	164,230
1,142	Cigna Corp.	156,788
727	Henry Schein, Inc. (a)	125,547
933	Humana, Inc.	170,659
832	Universal Health Services, Inc., Class B	103,806

	Total Health Care	721,030

Industrials — 9.4%
	Building Products — 1.0%
2,564	Fortune Brands Home & Security, Inc.	143,674

	Electrical Equipment — 3.0%
2,749	AMETEK, Inc.	137,405
1,607	Hubbell, Inc.	170,269
2,240	Regal Beloit Corp.	141,317

		448,991

	Industrial Conglomerates — 1.2%
1,887	Carlisle Cos., Inc.	187,716

	Machinery — 2.6%
2,039	IDEX Corp.	168,961
4,358	Rexnord Corp. (a)	88,111
912	Snap-on, Inc.	143,120

		400,192

	Professional Services — 0.6%
804	Equifax, Inc.	91,942

	Trading Companies & Distributors — 1.0%
1,968	MSC Industrial Direct Co., Inc., Class A	150,161

	Total Industrials	1,422,676

Information Technology — 8.6%
	Communications Equipment — 0.6%
3,509	CommScope Holding Co., Inc. (a)	97,970

	Electronic Equipment, Instruments & Components — 2.7%
2,661	Amphenol Corp., Class A	153,877
3,918	Arrow Electronics, Inc. (a)	252,370

		406,247

	Internet Software & Services — 0.2%
2,708	Match Group, Inc. (a)	29,951

	IT Services — 1.3%
2,313	Jack Henry & Associates, Inc.	195,621

	Semiconductors & Semiconductor Equipment — 2.2%
2,489	Analog Devices, Inc.	147,301
1,694	KLA-Tencor Corp.	123,339
1,433	Xilinx, Inc.	67,957

		338,597

	Software — 1.6%
4,926	Synopsys, Inc. (a)	238,637

	Total Information Technology	1,307,023

Materials — 4.5%
	Chemicals — 1.2%
236	Airgas, Inc.	33,428
870	Albemarle Corp.	55,608
337	Sherwin-Williams Co. (The)	96,056

		185,092

	Containers & Packaging — 3.3%
2,186	Ball Corp.	155,849
3,252	Silgan Holdings, Inc.	172,893
4,427	WestRock Co.	172,769

		501,511

	Total Materials	686,603

JPMorgan Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
Utilities — 9.3%
	Electric Utilities — 3.5%
2,075	Edison International	149,168
3,886	Westar Energy, Inc.	192,777
4,414	Xcel Energy, Inc.	184,574

		526,519

	Gas Utilities — 2.0%
2,519	National Fuel Gas Co.	126,059
6,850	Questar Corp.	169,873

		295,932

	Multi-Utilities — 3.8%
8,532	CenterPoint Energy, Inc.	178,491
4,212	CMS Energy Corp.	178,764
728	Sempra Energy	75,761
2,486	WEC Energy Group, Inc.	149,363

		582,379

	Total Utilities	1,404,830

	Total Common Stocks (Cost $10,063,455)	14,522,573

Short-Term Investment — 4.0%
	Investment Company — 4.0%
604,339	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.370% (b) (l) (Cost $604,339)	604,339

	Total Investments — 99.8% (Cost $10,667,794)	15,126,912
	Other Assets in Excess of Liabilities — 0.2%	33,293

	NET ASSETS — 100.0%	$15,160,205

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of March 31, 2016.

JPMorgan Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,744,105
Aggregate gross unrealized depreciation	(284,987)

Net unrealized appreciation/depreciation	$4,459,118

Federal income tax cost of investments	$10,667,794

A. Valuation of Investments - The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$15,126,912	$—	$—	$15,126,912

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2016.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Fleming Mutual Fund Group, Inc.

By:	/s/	Robert L. Young
Robert L. Young
President and Principal Executive Officer
May 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/	Robert L. Young
Robert L. Young
President and Principal Executive Officer
May 26, 2016

By:	/s/	Laura M. Del Prato
Laura M. Del Prato
Treasurer and Principal Financial Officer
May 26, 2016